                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         GEM Value Partners, L.L.C.
                 -------------------------------
   Address:      900 N. Michigan Avenue
                 -------------------------------
                 Suite 1450
                 -------------------------------
                 Chicago, IL 60611
                 -------------------------------

Form 13F File Number: 28-10863
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

               GEM Capital, L.L.C.              GEM Capital, L.L.C.              GEM Capital, L.L.C.

Name:           Michael A. Elrad                  Barry A. Malkin                  Norm S. Geller
         -------------------------------  -------------------------------  -------------------------------
Title:               V.P.                               V.P.                            V.P.
         -------------------------------  -------------------------------  -------------------------------
Phone:            312-915-2864                     312-915-2877                     312-915-3577
         -------------------------------  -------------------------------  -------------------------------

Signature, Place, and Date of Signing:

          /s/ Michael A. Elrad        Chicago, Illinois     11/  /2004
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

          /s/ Barry A. Malkin         Chicago, Illinois     11/  /2004
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

          /s/ Norm S. Geller          Chicago, Illinois     11/  /2004
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for This Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number      Name

           ------------------     ------------------------------------

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  2
                                        --------------------

Form 13F Information Table Entry Total:            35
                                        --------------------

Form 13F Information Table Value Total:       308,241
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      1                28-10864                                 GEM Capital, L.L.C.
     ---              -----------------                     ----------------------------

     [Repeat as necessary.]

      2                28-10865                                 Atrium GEM Partners, LLC
     ---              -----------------                     ----------------------------

                                 GEM 13F FILING
                               September 30, 2004
                           FORM 13F INFORMATION TABLE

      COLUMN 1                  COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
-------------------------  ----------------  --------- --------  ------------------- ---------- -------- --------------------------
                                                        VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
   NAME OF ISSUER           TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE      SHARED   NONE
-------------------------  ----------------  --------- --------  ---------- --- ---- ---------- -------- ---------- -------- ------
AMERICAN CAMPUS CMNTYS INC       COM         024835100    4,991     268,900 SH         SHARED    1,2        268,900
AMB PROPERTY CORP                COM         00163T109    3,979     107,476 SH         SHARED    1,2        107,476
ARDEN RLTY INC                   COM         039793104   11,110     341,021 SH         SHARED    1,2        341,021
BRANDYWINE RLTY TR          SH BEN INT NEW   105368203    5,383     189,000 SH         SHARED    1,2        189,000
BOSTON PROPERTIES INC            COM         101121101   11,819     213,372 SH         SHARED    1,2        213,372
CAPITAL AUTOMOTIVE REIT     COM SH BEN INT   139733109      460      14,700 SH         SHARED    1,2         14,700
CATELLUS DEVELOPMENT CORP
  NEW                            COM         149113102    3,524     132,930 SH         SHARED    1,2        132,930
CRESCENT REAL ESTATE
  EQUITIES                  PFD CV A 6.75%   225756204    2,918     137,600 SH         SHARED    1,2        137,600
CARRAMERICA RLTY CORP            COM         144418100    5,768     176,400 SH         SHARED    1,2        176,400
DEVELOPERS DIVERSIFIED
  REALTY                         COM         251591103   12,538     320,267 SH         SHARED    1,2        320,267
EXTRA SPACE STORAGE INC          COM         30225T102    1,408     110,450 SH         SHARED    1,2        110,450
FEDERAL REALTY INVT TR      SH BEN INT NEW   313747206    7,296     165,819 SH         SHARED    1,2        165,819
GENERAL GROWTH PPTYS INC         COM         370021107    2,542      82,000 SH         SHARED    1,2         82,000
GLENBOROUGH RLTY TR INC     PFD CV SER A%    37803P204      753      29,978 SH         SHARED    1,2         29,978
HEALTH CARE REIT INC             COM         42217K106    1,460      41,482 SH         SHARED    1,2         41,482
HILTON HOTELS CORP               COM         432848109    4,375     232,244 SH         SHARED    1,2        232,244
HOST MARRIOTT CORP NEW           COM         44107P104   23,285   1,659,687 SH         SHARED    1,2      1,659,687
STARWOOD HOTELS & RESORTS
  WRLD                        PAIRED CTF     85590A203   12,728     274,201 SH         SHARED    1,2        274,201
ST JOE CO                        COM         790148100    5,048     105,667 SH         SHARED    1,2        105,667
LA QUINTA CORP                PAIRED CTF     50419U202    5,929     760,100 SH         SHARED    1,2        760,100
LUMINENT MTG CAP INC             COM         550278303   15,476   1,220,519 SH         SHARED    1,2      1,220,519
LEXINGTON CORP PPTYS TR          COM         529043101      206       9,492 SH         SHARED    1,2          9,492
MACERICH CO                      COM         554382101   15,736     295,292 SH         SHARED    1,2        295,292
MFA MTG INVTS INC                COM         55272X102    1,068     116,000 SH         SHARED    1,2        116,000
MERISTAR HOSPITALITY CORP        COM         58984Y103   18,996   3,485,555 SH         SHARED    1,2      3,485,555
MILLS CORP                       COM         601148109    4,388      84,600 SH         SHARED    1,2         84,600
PULTE HOMES INC                  COM         745867101   21,216     345,704 SH         SHARED    1,2        345,704
PUBLIC STORAGE INC               COM         74460D109    7,270     146,719 SH         SHARED    1,2        146,719
RECKSON ASSOCS RLTY CORP         COM         75621K106    1,909      66,400 SH         SHARED    1,2         66,400
REGENCY CTRS CORP                COM         758849103   16,921     363,960 SH         SHARED    1,2        363,960
RAMCO-GERSHENSON PPTYS TR   COM SH BEN INT   751452202    1,610      59,466 SH         SHARED    1,2         59,466
ISTAR FINL INC                   COM         45031U101   32,226     781,621 SH         SHARED    1,2        781,621
SIMON PPTY GROUP INC NEW         COM         828806109    5,430     101,250 SH         SHARED    1,2        101,250
TOLL BROTHERS INC                COM         889478103   30,453     657,313 SH         SHARED    1,2        657,313
VENTAS INC                       COM         92276F100    8,019     309,386 SH         SHARED    1,2        309,386

                                                        -------------------                              ----------
                                           TOTAL:       308,241  13,406,571                              13,406,571
                                                        ===================                              ==========